UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 345-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III      New York, New York       August 14, 2007
-----------------------------      -------------------      ----------------
       [Signature]                    [City, State]              [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          30
                                               -------------

Form 13F Information Table Value Total:         $801,415
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.             13F File Number          Name

NONE



















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                                                                      FORM 13F INFORMATION TABLE

            COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4            COLUMN 5     COLUMN 6    COLUMN 7         COLUMN 8
                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS    SOLE  SHARED NONE
ALLEGHENY ENERGY INC         COM             017361106    98,936   1,912,180  SH            SOLE               1,912,180
ALPHA NATURAL RESOURCES INC  COM             02076X102     1,530      73,600  SH            SOLE                  73,600
AMERICAN ELEC PWR INC        COM             025537101    91,640   2,034,649  SH            SOLE               2,034,649
ATMOS ENERGY CORP            COM             049560105    22,896     761,673  SH            SOLE                 761,673
AVISTA CORP                  COM             05379B107    21,035     976,117  SH            SOLE                 976,117
CLECO CORP NEW               COM             12561W105    29,080   1,186,957  SH            SOLE               1,186,957
CONSOL ENERGY INC            COM             20854P109    15,716     340,842  SH            SOLE                 340,842
DYNEGY INC DEL               CL A            26817G103    33,248   3,521,980  SH            SOLE               3,521,980
EDISON INTL                  COM             281020107    37,864     674,705  SH            SOLE                 674,705
EMPIRE DIST ELEC CO          COM             291641108     6,503     290,700  SH            SOLE                 290,700
ENERNOC INC                  COM             292764107     2,276      59,686  SH            SOLE                  59,686
EXELON CORP                  COM             30161N101    45,234     623,059  SH            SOLE                 623,059
FIRST SOLAR INC              COM             336433107     9,818     109,961  SH            SOLE                 109,961
FLUOR CORP NEW               COM             343412102     7,725      69,362  SH            SOLE                  69,362
GENERAL CABLE CORP DEL NEW   COM             369300108    29,180     385,212  SH            SOLE                 385,212
GREAT PLAINS ENERGY INC      COM             391164100    11,368     390,393  SH            SOLE                 390,393
ITC HLDGS CORP               COM             465685105     2,548      62,700  SH            SOLE                  62,700
ITRON INC                    COM             465741106    22,114     283,733  SH            SOLE                 283,733
MCDERMOTT INTL INC           COM             580037109    10,756     129,400  SH            SOLE                 129,400
NORTHEAST UTILS              COM             664397106     8,366     295,000  SH            SOLE                 295,000
NRG ENERGY INC               COM NEW         629377508    73,929   1,778,418  SH            SOLE               1,778,418
PEPCO HOLDINGS INC           COM             713291102    14,171     502,500  SH            SOLE                 502,500
SCANA CORP NEW               COM             80589M102     4,212     110,000  SH            SOLE                 110,000
SHAW GROUP INC               COM             820280105    31,668     684,129  SH            SOLE                 684,129
SIERRA PAC RES NEW           COM             826428104    18,364   1,045,804  SH            SOLE               1,045,804
SUNPOWER CORP                COM CL A        867652109    10,149     160,967  SH            SOLE                 160,967
UNION PAC CORP               COM             907818108    16,685     144,900  SH            SOLE                 144,900
UNISOURCE ENERGY CORP        COM             909205106    29,917     909,600  SH            SOLE                 909,600
WILLIAMS COS INC DEL         COM             969457100    26,236     829,727  SH            SOLE                 829,727
WISCONSIN ENERGY CORP        COM             976657106    68,251   1,543,100  SH            SOLE               1,543,100

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